Accounting for Suspended Exploratory Wells (Tables)	12 Months Ended
Dec. 31, 2023
Accounting for Suspended Exploratory Wells [Abstract]
Changes in company's suspended exploratory well costs
The following table indicates the changes to the company’s suspended exploratory well costs for the three years ended December 31, 2023:

	2023	2022	2021
Beginning balance at January 1	$1,627	$2,109	$2,512
Additions to capitalized exploratory well costs pending the determination of proved reserves	88	72	56
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	—	(481)	(425)
Capitalized exploratory well costs charged to expense	(67)	(73)	(34)
Ending balance at December 31	$1,648	$1,627	$2,109

Aging of capitalized well costs and number of project
The following table provides an aging of capitalized well costs and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of drilling:

		At December 31
	2023	2022	2021
Exploratory well costs capitalized for a period of one year or less	$78	$73	$65
Exploratory well costs capitalized for a period greater than one year	1,570	1,554	2,044
Balance at December 31	$1,648	$1,627	$2,109
Number of projects with exploratory well costs that have been capitalized for a period greater than one year *	13	12	15
*	Certain projects have multiple wells or fields or both.

Aging of Costs on Well and Project Basis
The $1,570 of suspended well costs capitalized for a period greater than one year as of December 31, 2023, represents 71 exploratory wells in 13 projects. The tables below contain the aging of these costs on a well and project basis:

Aging based on drilling completion date of individual wells:	Amount	Number of wells
2000-2009	$263	14
2010-2014	1,121	49
2015-2022	186	8
Total	$1,570	71

Aging based on drilling completion date of last suspended well in project:	Amount	Number of projects
2008-2012	$292	2
2013-2016	1,082	6
2017-2023	196	5
Total	$1,570	13